UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-23c-3

Notification of Repurchase Offer

Pursuant to Rule 23c-3 [17 CFR 270.23c-3]

1. Investment Company Act File Number: 811-23159

Date of Notification: June 25, 2026

2. Exact name of Investment Company as specified in registration statement:

Apollo Diversified Credit Fund

3. Address of principal executive office: (number, street, city, state, zip code)

Apollo Global Management, Inc.

9 West 57th Street, New York

New York 10019

4. Check one of the following:

A.	[X] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

B.	[ ] The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

C.	[ ] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

By:	/s/ Ryan Del Giudice
Ryan Del Giudice
Assistant Secretary

Apollo Diversified Credit Fund Monthly Fund Update – May 31, 2026

ABOUT THE FUND

Apollo Diversified Credit Fund (“ADCF,” the “Fund,” NASDAQ: CRDIX) is a continuously offered, diversified interval fund that seeks to provide current income and capital appreciation through a multi-asset credit strategy spanning both public and private markets. Leveraging Apollo’s global credit platform, the Fund dynamically allocates across direct lending, performing credit, and asset-backed finance. This flexible approach aims to deliver attractive income, enhanced risk-adjusted returns, and downside protection1 with low correlation to traditional credit markets. As an interval fund, ADCF offers periodic liquidity through quarterly share repurchases at net asset value.2

FUND SNAPSHOT

Structure	1940 Act Closed-End Interval Fund
Inception Date	April 3, 2017
Apollo Inception Date[3]	May 2, 2022
Pricing	Daily NAV
Subscription Frequency	Daily
Repurchase Frequency[1]	Quarterly (5% of Fund shares outstanding)
Distribution Frequency	Quarterly
Tax Reporting	1099-DIV

MARKET OVERVIEW12

Risk assets rallied in May, with the S&P 500 Index extending April’s sharp rebound to notch its strongest two-month advance since 2020, as hopes for a resolution to the US-Iran conflict and continued momentum in artificial intelligence (“AI”) infrastructure investment supported investor sentiment.

High yield credit posted a modest gain in a month driven almost entirely by rates rather than spreads, with the ICE BofA US High Yield Index returning 0.5% as the option-adjusted spread tightened 11 basis points (bps) to 272 bps. The Morningstar LSTA US Leveraged Loan Index returned 0.51%, extending its year-to-date gain to 1.28%, with the average bid little changed at approximately 95.32% as coupon income carried returns.

Within Direct Lending, despite the slower pace of new issuance, market conditions remain constructive for lenders. Base-case direct lending pricing has largely settled around SOFR + 500 basis points, with modest discounts, creating attractive relative value compared to the broadly syndicated loan market, where another wave of repricings is being driven by strong collateralized loan obligation (CLO) formation and technical demand. While both markets face the same shortage of new-money transactions, demand for leveraged loans has outpaced capital formation in direct lending, resulting in more aggressive spread compression in public markets. Against this backdrop, borrower fundamentals remain broadly healthy, outside of a handful of challenged issuers.

Default activity was dormant in May, with no payment defaults or distressed exchanges—the first such month since August 2018. The trailing high-yield default rate fell to 2.02% and the leveraged loan rate fell to 2.62%.

SUMMARY STATS

Managed Assets[4]	$2.3 billion
Leverage[5]	29.6%
Portfolio Companies	253
Average Duration (Years)[6]	1.8
Q1 2026 Annualized Distribution Rate (Class I Share)[7]	8.10%
Last Twelve Months' Distribution Rate (Class I Share)[7,8]	7.79%
Portfolio Weighted Average Yield[9]	8.9%
Floating Rate Exposure[10]	87.6%
Senior Secured	96.9%
North America/Europe/Other[11]	74%/23%/3%

CLASS I PERFORMANCE AS OF 5/31/263

Past performance is not indicative of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Investing involves risk, including loss of principal. Performance includes reinvestment of distributions and is net of all Fund expenses. Fund returns greater than one year are annualized. Fund returns would have been lower had expenses not been waived during the period. The Fund return does not reflect the deduction of any applicable Fund share class sales load, third-party brokerage commissions or third-party investment advisory fees paid by investors to a financial intermediary for such services. If the deduction of such fees was reflected, the performance would be lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investing in the Fund involves risks, including the risk that you may receive little or no return on your investment or that you may lose part or all of your investment. Note on Fund distributions: Shareholders should not assume that the source of a distribution from the Fund is net profit. Please refer to the Fund’s most recent Section 19(a) notice, available at www.apollo.com/adcf for an estimate of the composition of the Fund’s most recent distribution, which includes a de minimis return of capital. The most recent performance is available at www.apollo.com/adcf or by calling 888.926.2688. Current performance may be lower or higher than the performance quoted. The Fund offers multiple different classes of shares. An investment in any share class of the Fund represents an investment in the same assets of the Fund. However, the purchase restrictions, ongoing fees, expenses, distributions, and performance for each share class are different. For more information on the differences in share classes, refer to the applicable prospectus, which can be found at: www.apollo.com/adcf. The views expressed here are Apollo’s own, unless otherwise noted.

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ADCF MONTHLY FUND UPDATE: MAY 31, 2026

PORTFOLIO COMMENTARY

Performance and Deal Highlights

ADCF generated a return of +0.4% during the month, bringing year-to-date performance to +1.6%. For context, a 50/50 blend of the Morningstar LSTA US Leveraged Loan Index and the ICE BofA US High Yield Index returned +0.5% during the month and +1.4% year-to-date.

Performance was led by the Fund’s Direct Lending pillar, which continued to be driven by the stable and resilient carry generated across the portfolio. Performing Credit and Asset-Backed Finance also contributed positively, adding approximately +6 bps and +4 bps, respectively, to overall Fund performance.

At the position level, the largest contributor was an investment in an online food delivery and quick commerce platform, which was supported by a strong recovery in valuation following favorable company-specific developments. The Fund opportunistically reduced its equity exposure into the rally while retaining senior secured debt and near-dated convertible securities, which we believe continue to offer attractive risk-adjusted return potential. The largest detractor was a U.S. cable and broadband operator, where a liability management transaction and subsequent tender offer created pressure on shorter-dated securities and resulted in a flattening of the issuer’s capital structure.

In the second quarter of 2026, funds managed by Apollo Global Management, Inc. (“Apollo”) supported TPG Inc.’s $3.5 billion acquisition of Sabre Industries (“Sabre”), a manufacturer of utility poles and transmission towers, with a non-fungible incremental term loan. Apollo provided a fully bought solution while preserving portability of the existing syndicated deal. The investment secured additional exposure in a high-conviction credit for Apollo funds. ADCF participated in the transaction alongside other Apollo-managed investment funds.

Outlook

The portfolio remains positioned in what we believe are durable, cash-generative assets, with an emphasis on senior secured, first-lien investments and generally conservative loan-to-value profiles. The combination of public and private credit exposures continues to be a key differentiator, providing both liquidity2 and flexibility while allowing the Fund to gain exposure to Apollo's privately originated investment opportunities.

Looking ahead, we believe the Fund is well positioned for the current market environment. Periods of uncertainty and spread widening have historically created attractive opportunities for experienced credit investors. As capital becomes more selective and financing conditions tighten, manager dispersion often increases, creating a wider gap between top-performing and average managers. We believe Apollo's scale, sourcing capabilities, and long-standing credit expertise position us well to identify and pursue these opportunities.

Our pipeline of prospective investments remains robust, and we continue to see opportunities to deploy capital into transactions offering attractive risk-adjusted returns and incremental spread relative to public market alternatives. We remain focused on maintaining a disciplined approach to credit selection, seeking to generate consistent income while preserving capital and delivering attractive risk-adjusted returns for investors over the long term.

PRIVATE & PUBLIC CREDIT COMPOSITION

PORTFOLIO BY INDUSTRY13, 14

STRATEGY BREAKDOWN3,11

Apollo Diversified Credit Fund is a continuously offered, diversified, closed-end management investment company that is operated as an interval fund. Limited liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no less than 5% of the Fund’s shares outstanding at net asset value. The Fund is only suitable for investors who can bear the risks associated with the limited liquidity of the Fund and should be viewed as a long-term investment. There is no guarantee that an investor will be able to sell all the shares that the investor desires to sell in the repurchase offer. There is no secondary market for the Fund’s shares and none is expected to develop. Please see the Fund’s current prospectus for further information on the Fund’s objective, strategy and risk factors.

Past performance is not indicative of future results. Holdings and allocations are subject to change without notice. Diversification does not eliminate the risk of experiencing investment losses. Source: Apollo Analysts. The views expressed here are Apollo’s own, unless otherwise noted. Holdings and allocations, unless disclosed otherwise, are based on Managed Assets. The Fund is actively managed and its characteristics will vary. Active portfolio management could result in underperformance.

For discussion purposes only. The expected allocations are subject to a variety of factors, including Apollo’s analysis of investment opportunities, and is subject to change at any time without notice. There is no guarantee these expected allocations will occur.

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ADCF MONTHLY FUND UPDATE: MAY 31, 2026

DIRECT LENDING

●	The corporate direct lending strategy targets large scale private corporate origination and sponsor backed issuers utilizing Apollo’s affiliated sourcing channel, primarily focused on first lien, senior secured and unitranche loans. This may include opportunities within credit secondaries and middle market direct lending.

●	As of May 31, 2026, 67% of the Fund’s portfolio was allocated to Direct Lending across 149 issuers with a weighted average EBITDA of approximately $275 million[15] and weighted average net LTV of approximately 44%,[16] reflecting our focus on large corporate issuers and top-of-capital structure allocations.

●	As of May 31, 2026, the weighted average yield of the Direct Lending strategy was 10.6%.

DIRECT LENDING BREAKDOWN

Weighted Average EBITDA: $275,249,72415

The Fund’s long-term allocation target for Direct Lending is 40-60%.

ASSET- BACKED FINANCE

●	The Fund’s Asset-Backed Finance strategy focuses on agile deployment of capital into origination and affiliated sourcing channels across a broad mandate of asset-backed investments, with a focus on investments collateralized by tangible assets.

●	As of May 31, 2026, 5% of the Fund’s portfolio was allocated to the Asset-Backed Finance strategy. We believe these assets may present an attractive risk-return profile through less correlated and, in our opinion, resilient collateral pools.

●	As of May 31, 2026, the weighted average yield of the Asset-Backed Finance Pillar was 8.1%.

ASSET- BACKED FINANCE BREAKDOWN

PERFORMING CREDIT

●	The Fund’s Performing Credit strategy focuses on liquid, performing senior secured corporate credit, with flexibility to deploy contingent capital opportunistically during periods of market dislocation.

●	The Fund’s exposure within this strategy is predominately focused on senior secured positions across industries with business models that have historically demonstrated strong cash flow across various economic environments. The Fund’s portfolio allocation is currently tilted towards floating rate assets over fixed rate assets, consistent with our views of a higher for longer interest rate environment.

●	As of May 31, 2026, 28% of the Fund’s portfolio was allocated to the Performing Credit strategy, which represents the second highest allocation in the Fund, across 93 issuers with a weighted average yield of 9.0%.

PERFORMING CREDIT BREAKDOWN

The Fund’s long-term allocation target for Performing Credit is 20-40%.

Past performance is not indicative of future results. Holdings and allocations are subject to change without notice. Diversification does not eliminate the risk of experiencing investment losses. Source: Apollo Analysts. The views expressed here are Apollo’s own, unless otherwise noted. Holdings and allocations, unless disclosed otherwise, are based on Managed Assets. The Fund is actively managed and its characteristics will vary. Active portfolio management could result in underperformance. For discussion purposes only. The expected allocations are subject to a variety of factors, including Apollo’s analysis of investment opportunities, and is subject to change at any time without notice. There is no guarantee these expected allocations will occur.

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ADCF MONTHLY FUND UPDATE: MAY 31, 2026

ATTRIBUTION BY STRATEGY3, 17

	MTD (bps)	Last 3 Months (bps)	YTD (bps)	7/1/22 - Current (bps)	Apollo Inception to Date (bps)
Direct Lending	52	109	213	688	651
Asset-Backed Finance	4	14	24	49	44
Performing Credit	6	63	113	646	400
Currency Hedge	24	31	21	-33	-27
Residual	-33	-121	-132	-123	-125
Fees & Expenses	-17	-49	-78	-178	-176
Total (Net)	36	47	161	1,049	767

TOP 10 HOLDINGS AS PERCENTAGE OF PORTFOLIO10, 13

#	Issuer	Industry	% Allocation	Description
1	Kronos I UK Ltd	Semiconductors & Semiconductor Equipment	1.6%	Kronos provided a non-recourse margin loan to SoftBank Group pledged against 73% stake in ARM Holdings. SoftBank is an investment holding company which invests in Japanese and overseas tech companies and telecom businesses in Japan and the US.
2	BCPE Maverick Parent, LP	Financial Services	1.4%	BCPE Maverick Parent, LP is a sponsor vehicle where the facility is structured as an equity-commitment-backed capital call facility supporting Bain Capital’s investment in a pharmaceutical packaging business.
3	Russell Investments US Institutional Holdco Inc	Capital Markets	1.2%	Russell Investments is a global investment management and risk advisory platform providing Outsourced CIO (OCIO), multi-asset investment solutions, and portfolio implementation services to institutional and retail clients. The firm is one of the largest independent OCIOs globally, managing approximately $260 billion of assets under management, with a diversified, fee-based revenue model supported by long-duration client relationships, recurring AUM-based fees, and differentiated implementation and risk management capabilities.
4	Opseo Holding B.V.	Health Care Providers & Services	1.1%	Opseo is an integrated intensive care provider in Germany that provides medically complex intensive care for both adults and child. Opseo provides services in a care group model (i.e. 3 patients for every 1 nurse) and also in 1-on-1 care settings in the private home of patients. The group has >170 care facilities and >1.6k intensive care patients in Germany.
5	Trident TPI Holdings, Inc.	Containers & Packaging	1.1%	Tekni-Plex is a manufacturer of specialty packaging solutions across Healthcare and Consumer products. Products include egg cartons, protein trays, yogurt packaging, closure linings, pharma and med device packaging.
6	Level 3 Financing, Inc.	Diversified Telecommunication Services	1.1%	Level 3 Financing, Inc. operates as a subsidiary of Lumen Technologies, providing global fiber-based communication and data services to enterprises and carriers. The company leverages a robust network footprint and recurring enterprise contracts.
7	BDO USA, P.A.	Professional Services	1.1%	BDO is a global provider of audit, tax, and advisory services through an international network of member firms. The company supports clients across diverse industries with recurring professional-services revenue, leveraging its broad capabilities, brand reputation, and long-standing market presence.
8	Edition Holdings, Inc.	Software	1.1%	Edition Holdings is a leading SaaS and data analytics company for the global energy industry. It provides market intelligence, AI-driven forecasting, and workflow automation for businesses across the oil and gas, power, and renewable energy sectors.
9	Diot Siaci Symphony Bidco Sarl (aka DIOT – SIACI BidCo SAS)	Insurance	1.1%	Diot Siaci is a leading independent European B2B insurance broker with a global presence in specialty and reinsurance markets. It covers a range of B2B risks with leading positions in core markets of Property & Casualty, Health & Protection, Pension & Savings and expertise in distinctive niche activities (marine, credit, International Private Medical Insurance or insurance for regulated professions).
10	CSC Holdings, LLC	Diversified Telecommunication Services	1.0%	CSC Holdings is the primary operating subsidiary of Altice USA, one of the largest cable operators in the U.S. The company provides broadband, video, voice, and mobile services under the Optimum brand, supported by strong recurring revenues and infrastructure scale.

Past performance is not indicative of future results. Holdings and allocations are based on Managed Assets and are subject to change without notice and may not be representative of current or future allocations. Diversification does not eliminate the risk of experiencing investment losses. Source: Apollo Analysts. For discussion purposes only. Attribution for periods greater than one year are annualized. The Fund pursues its investment objective through a “multi-asset” approach centered around three key strategy pillars, as described above: (1) direct lending, (2) asset-backed finance, and (3) performing credit. “Attribution by Strategy” is intended to show characters of the portfolio and provide an estimate as to which strategy pillars within the Fund contributed (positively or negatively) to the Fund’s overall performance during the period represented. Such attribution analysis should not be relied upon for investment decisions. Strategy and asset classification prior to Apollo Inception (May 2, 2022) was generated by the previous management team of the Fund’s investment adviser and as such Apollo Inception to Date attribution is only summarized for Private Credit, Public Credit, Currency Hedge, Residual, and Net Fees & Expenses. Total (Net) performance reflects the Fund’s Class I share and includes reinvestment of distributions and is net of all Fund expenses during the relevant period. Net Fees & Expenses reflects the net expenses paid by the Fund’s Class I shares during the relevant period. The figures reflect the impact of fee waivers and expense limitation and reimbursement agreements in effect during the given period, some of which have since expired. The Fund’s current expense limitation and reimbursement agreement will remain in effect at least through April 30, 2027. Please see the Total Annual Fund Expenses table at the end of this presentation for additional information on the Fund’s fees and expenses, including the Fund’s current expense limitation and reimbursement agreement. Please see the Total Annual Fund Expenses and Shareholder Fees tables at the end of this presentation for additional information.

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ADCF MONTHLY FUND UPDATE: MAY 31, 2026

MONTHLY FUND UPDATE ENDNOTES

1.	References to downside protection relate to the Fund’s investment strategy and do not constitute a guarantee against loss of capital, including the possible loss of principal. The Fund’s investments may have structural, covenant and other contractual features intended to provide downside protection; however, there can be no assurance that such features will achieve their intended effect. Please refer to the Fund’s current prospectus for further information on the Fund’s investment objective, strategy, and risk factors.

2.	Limited liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no less than 5% of the Fund’s shares outstanding at net asset value. There is no guarantee that an investor will be able to sell all the shares that the investor desires to sell in the repurchase offer. Due to these restrictions, an investor should consider an investment in the Fund to be of limited liquidity. Please see the Fund’s current prospectus for further information on the Fund’s objective, strategy and risk factors.

3.	Apollo Capital Credit Adviser, LLC, f/k/a Griffin Capital Credit Advisor, LLC (hereinafter “ACCA,” and together with ACCA’s affiliated registered investment advisers directly and indirectly owned by Apollo Global Management, Inc., “Apollo”) was acquired by Apollo Global Management, Inc., on May 2, 2022. Performance prior to May 2, 2022 was generated under the previous management team of the Fund’s former investment adviser, which was not affiliated with Apollo. The current management team of ACCA is responsible for performance on and after May 2, 2022.

4.	Managed Assets are equal to the total of the Fund’s assets, including assets attributable to financial leverage, minus accrued liabilities, other than debt representing financial leverage. Holdings and allocations, unless disclosed otherwise, are based on Managed Assets.

5.	Leverage is equal to consolidated Fund borrowings divided by total managed assets. The use of leverage by the Fund will magnify the Fund’s gains or losses. There is no guarantee that the Fund’s leverage strategy will be successful.

6.	Duration is a measure of how sensitive the price of a debt instrument (such as a bond) is to a change in interest rates and is measured in years.

7.	Past performance is not indicative of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Investing involves risk, including loss of principal. The Fund’s distribution policy is to make quarterly distributions to shareholders. Shareholders should not assume that the source of a distribution from the Fund is net profit. Please refer to the Fund’s most recent Section 19(a) notice for an estimate of the composition of the Fund’s most recent distribution, available at www.apollo.com/adcf, and the Fund’s semi-annual or annual reports filed with the U.S. Securities and Exchange Commission (the “SEC”) and available on the Fund’s website for additional information regarding the composition of distributions. Under GAAP, the composition of the Fund’s distribution on March 31, 2026 was estimated to include a de minimis amount of return of capital and should not be confused with yield or income. It is important to note that differences exist between the Fund’s accounting records prepared in accordance with GAAP and recordkeeping practices required under income tax regulations. Therefore, the characterization of Fund distributions for federal income tax purposes may be different from GAAP characterization estimates. The determination of what portion of each year’s distributions constitutes ordinary income, qualifying dividend income, short or long-term capital gains or return of capital is determined at year-end and reported to shareholders on Form 1099-DIV, which is mailed every year in late January. The Fund does not provide tax advice. The Fund’s distributions may be affected by numerous factors, including but not limited to changes in Fund expenses including the amount of expenses waived by the Fund’s Adviser, investment performance, realized and projected market returns, fluctuations in market interest rates, and other factors. There is no assurance that the Fund’s distribution rate will be sustainable in the future nor are distributions guaranteed.

8.	Last Twelve Months’ Distribution Rate (Class I Share) as of March 31, 2026.

9.	Represents the Fund’s weighted average yield to worst at current market value of the Fund’s underlying holdings, excluding cash. Yield to worst is an estimate of the lowest yield expected from a debt investment, absent a default.

10.	Based on the Fund’s total market value exposure to debt securities.

11.	Based on market value of the Fund’s underlying securities. Excludes cash and other net assets. Totals may not sum due to rounding.

12.	As of May 31, 2026. Sources: Bloomberg, ICE, Pitchbook.

13.	Industries are based on the Global Industry Classification Standard (GICS), where available.

14.	Excludes Asset-Backed Finance. Please refer to the characteristics included in the Asset-Backed Finance section for additional information.

15.	Represents weighted average EBITDA of the Fund’s directly originated debt investments based on latest information tracked on our portfolio companies and excludes certain portfolio companies for which these metrics are not meaningful (for instance, portfolio companies with negative EBTIDA).

16.	Weighted average net loan-to-value (LTV) is net debt through the respective loan tranche in which the Fund has invested divided by the estimated enterprise value of the portfolio company. Based on latest information tracked on the Fund’s underlying portfolio companies and excludes certain portfolio companies for which these metrics are not meaningful (for instance, portfolio companies with negative EBTIDA).

17.	“Residual” represents cash and other net assets including positions not categorized within the strategies described in the “Attribution by Strategy” table.

GLOSSARY

Annualized Return: Calculated by annualizing cumulative return (i.e., adjusting it for a period of one year). Annualized return includes capital appreciation and assumes a reinvestment of dividends and distributions.

Asset-Backed Securities (ABS): Financial securities backed by income-generating assets.

Attribution: An assessment of the performance of a portfolio or its investments.

Basis Point (bps): A unit of measure used to describe the percentage change. One basis point is equivalent to 0.01% (1/100th of a percent) or 0.0001 in decimal form.

Bond: A debt instrument, also considered a loan, that an investor makes to a corporation, government, federal agency or other organization (known as an issuer) in which the issuer typically agrees to pay the owner the amount of the face value of the bond on a future date, and to pay interest at a specified rate at regular intervals.

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ADCF MONTHLY FUND UPDATE: MAY 31, 2026

GLOSSARY (continued)

Bond Rating: A method of evaluating the quality and safety of a bond. This rating is based on an examination of the issuer’s financial strength and the likelihood that it will be able to meet scheduled repayments. Ratings range from AAA (best) to D (worst). Bonds receiving a rating of BB or below are not considered investment grade because of the relative potential for issuer default.

Capital Stack: Refers to the hierarchy of debt and equity used to finance a borrower, ranked by priority of repayment. An investment’s position in the stack determines the level of protection and level of return an investor may expect. Positions higher in the capital stack generally offer lower risk and lower potential returns. Conversely, positions that are lower in the stack typically offer higher yields and greater risk. In credit investing, senior secured debt typically sits at the top of the capital stack, meaning it is generally backed by collateral and repaid first.

Collateralized Loan Obligation (CLO): A structured credit security backed by a pool of bank loans, structured so there are several classes of bondholders with varying maturities, called tranches. Debt and equity securities of CLOs are sold in tranches where each CLO tranche has a different priority on distributions, unique risk exposures, and yield expectations based on the tranche’s place in the capital structure. Distributions begin with the senior debt tranches (CLO debt) and flow down to the equity tranches (CLO equity).

Cumulative Return: The compound return of an investment. It includes capital appreciation and assumes a reinvestment of dividends and distributions.

Earnings Before Interest, Taxes, Depreciation, and Amortization (EBITDA): A statistic used to assess operating performance and profitability.

ICE BofA US High Yield Index: Measures the performance of US dollar-denominated, below-investment-grade corporate bonds issued in the US market.

Loan-to-Value (LTV) Ratio: An assessment of lending risk that financial institutions and other lenders examine before lending to a company.

Morningstar LSTA US Leveraged Loan Index: Tracks the performance of US dollar–denominated leveraged loans issued by below-investment-grade companies in the US market.

Morningstar LSTA US Software Loan Index: Measures the performance of the US dollar-denominated, broadly syndicated leveraged loans issued by software companies in the US market, including below-investment-grade, senior secured loans.

Mortgage-Backed Securities: Investment products that are backed by mortgages on commercial or residential properties.

Nasdaq Composite: An electronic stock market listing over 5,000 companies. The Nasdaq stock market comprises two separate markets, namely the Nasdaq National Market, which trades large, active securities and the Nasdaq Smallcap Market that trades emerging growth companies.

Net Asset Value (NAV): Represents a fund’s per-share price. NAV is calculated by dividing a fund’s total net assets by its number of shares outstanding.

S&P 500 Index: An index based on market cap of the 500 largest companies having stock listed on the New York Stock Exchange (NYSE) or NASDAQ.

TOTAL ANNUAL FUND EXPENSES

Share Class	Class I
Management Fee	1.50%
Operating Expenses	0.60%
Sub-Total	2.10%
Shareholder Servicing Expense (per annum, payable monthly)	—
Distribution Fee (per annum, payable monthly)	—
Interest Expense on Borrowed Funds[i]	1.51%
Acquired Fund Fees and Expenses	0.01%
Total Annual Expenses (as a percentage of net assets)	3.62%
Expense Waiverii	-0.10%
Total Annual Expenses After Fee Waiver (as a percentage of net assets)iii	3.52%

SHAREHOLDER FEESiv

Share Class	Class I
Maximum Sales Load	—
Contingent Deferred Sales Charge	—

FEES AND EXPENSES ENDNOTES

The summary of terms and fees and expenses provided herein is as of the date of the Fund’s most recent prospectus and is qualified in its entirety by the Fund’s prospectus. The Total Annual Fund Expenses table is intended to assist investors in understanding the costs and expenses that the Fund bears directly and that an investor in the Fund will bear indirectly through an investment in the Fund. The Shareholder Fees table is intended to assist investors in understanding the fees that an investor in the Fund may bear directly through an investment in the Fund.

Actual expenses may be greater or less than shown. Fees and expenses can vary materially. These expense figures should not be considered a representation of future expenses. Subject to change without notice.

i.	The Fund borrows funds to make investments. “Interest Expense on Borrowed Funds” is based on the actual borrowing expense incurred during the fiscal year ended December 31, 2025 as a percentage of the Fund’s total average net assets as of such date.

ii.	The Fund’s investment adviser (the “Adviser”) and the Fund have entered into an expense limitation and reimbursement agreement with respect to Class I shares (the “Expense Limitation Agreement”) pursuant to which the Adviser has contractually agreed to waive its fees and/or reimburse the Fund for expenses the Fund incurs, but only to the extent necessary to maintain the Fund’s total annual operating expenses after fee waivers and/or reimbursement (exclusive of any taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, such as litigation or reorganization costs, but inclusive of organizational costs and offering costs) to the extent that such expenses exceed, per annum, 2.00% of Class I average daily net assets. The Expense Limitation Agreement will remain in effect at least through April 30, 2027, unless and until the Fund’s Board of Trustee’s approve its modification or termination.

iii.	As of December 31, 2025. The denominator used to calculate the annual expense ratio is based on the Fund’s total average net assets as of such date.

iv.	This table does not reflect other fees, if any, paid by an investor to their financial intermediary. Please consult your financial intermediary for additional information

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SUMMARY OF RISK FACTORS

This material is neither an offer to sell nor a solicitation to purchase any security. Investors should carefully consider the investment objectives, risks, charges and expenses of Apollo Diversified Credit Fund (the “Fund” or “ADCF”). This and other important information about the Fund is contained in the prospectus, as amended from time to time (the “Prospectus”), which can be obtained by visiting www.apollo.com/adcf. Please read the Prospectus carefully before investing.

The Fund is a continuously offered, diversified closed-end management investment company that is operated as an interval fund. The Fund invests at least 80% of its total assets in debt securities. This investment involves a high degree of risk. An investor should invest in the Fund only if the investor can afford the complete loss of an investment. Prospective investors should carefully read the Fund’s prospectus for a description of the risks associated with an investment in the Fund in determining whether an investment in the Fund is suitable. These risks include, but are not limited to, the following:

●	Limited Liquidity. An investor should consider an investment in the Fund to be of limited liquidity and is suitable only for investors who can bear the risks associated with the limited liquidity of the Fund and should be viewed as a long-term investment. The Fund’s shares are not listed on any securities exchange, and no secondary public market for the sale of the Fund’s interests exists, nor is one likely or expected to develop. As described in the prospectus under “Quarterly Repurchases of Shares,” the Fund provides limited liquidity through quarterly offers to repurchase a limited amount of the Fund’s shares (at least 5% of the Fund’s outstanding shares); however, there is no guarantee that an investor will be able to sell all the shares that the investor desires to sell in the repurchase offer.

●	Below Investment Grade. The Fund invests in securities that are rated below investment grade by rating agencies or that would be rated below investment grade if they were rated. Below investment grade securities, which are often referred to as “junk,” have predominantly speculative characteristics with respect to the issuer’s capacity to pay interest and repay principal. They may also be illiquid and difficult to value. Lower grade instruments may be particularly susceptible to economic downturns, which could adversely affect the ability of the issuers of such instruments to repay principal and pay interest thereon, increase the incidence of default for such instruments and severely disrupt the market value of such instruments.

●	Use of Leverage. The Fund utilizes leverage which will magnify the potential for loss on amounts invested in the Fund.

●	Fees and Expenses. The Fund is subject to charges for management and other fees regardless of whether the Fund has a positive return. Please refer to the Fund’s prospectus for a complete description of expenses to be charged to the Fund.

●	Distributions. The Fund will ordinarily pay distributions, if any, once a quarter. There is no assurance that the Fund’s distribution rate will be sustainable in the future nor are distributions guaranteed. The Fund may pay distributions in significant part from sources that may not be available in the future and that may be unrelated to the Fund’s performance, such as return of capital and borrowings. Shareholders should note that a return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares. Please refer to the Fund’s most recent Section 19(a) notice, available at www.apollo.com/adcf, for an estimate of the composition of the Fund’s most recent distribution which includes a de minimis return of capital. The Fund’s semi-annual and annual reports filed with the U.S. Securities and Exchange Commission (“SEC”) are available on the Fund’s website and include additional information regarding the composition of distributions. The Fund’s distributions may be affected by numerous factors, including but not limited to changes in Fund expenses including the amount of expenses waived by the Adviser, investment performance, realized and projected market returns, fluctuations in market interest rates, and other factors.

●	Potential Loss of Investment. Investing in the Fund is speculative and involves a high degree of risk and no guarantee or representation is made that the Fund’s investment strategy will be successful under all market conditions, nor do we guarantee any level of return or risk. An investment in the Fund could require a long-term commitment, with limited liquidity and the risk of loss of capital. Investors must have the financial ability, sophistication, experience and willingness to evaluate the merits and bear the risks of such an investment. Such an investment is not suitable for all potential investors. Investors could lose part or all of an investment, and the Fund could incur losses in markets where major indices are rising and falling. Results could be volatile. Accordingly, investors should understand that past performance is not indicative nor a guarantee of future results. Investors in the Fund should understand that the net asset value of the Fund will fluctuate, which may result in a loss of the principal amount invested. The Fund’s investments may be negatively affected by the broad investment environment and capital markets in which the Fund invests. The value of the Fund’s investments will increase or decrease based on changes in the prices of the investments it holds. This will cause the value of the Fund’s shares to increase or decrease. The Fund is “diversified” under the Investment Company Act of 1940, as amended. Diversification does not eliminate the risk of experiencing investment losses. The Fund is not intended to be a complete investment program.

●	Highly Volatile Markets. The prices of financial instruments in which the Fund may invest can be highly volatile. The prices of instruments in which the Fund may invest are influenced by numerous factors, including interest rates, currency rates, default rates, governmental policies and political and economic events (both domestic and global). Moreover, political or economic crises, or other events may occur that can be highly disruptive to the markets in which the Fund may invest. In addition, governments from time to time intervene (directly and by regulation), which intervention may adversely affect the performance of the Fund and its investment activities. The Fund is also subject to the risk of a temporary or permanent failure of the exchanges and other markets on which its investments may trade. Sustained market turmoil and periods of heightened market volatility make it more difficult to produce positive trading results, and there can be no assurance that the Fund’s strategies will be successful in such markets.

●	Repurchase Offers. The Fund is an interval fund and, in order to provide liquidity to shareholders, the Fund, subject to applicable law, will conduct repurchase offers of the Fund’s outstanding shares at net asset value, subject to approval of the Board of Trustees of the Fund. The Fund has in the past received, and may in the future receive, repurchase requests that exceed the limits of a quarterly repurchase offer, and the Fund has in the past repurchased less than the full amount of shares requested, resulting in the repurchase of shares on a pro rata basis. The Fund believes that these repurchase offers are generally beneficial to the Fund’s shareholders, and repurchases generally will be funded from available cash, cash from the sale of Common Shares or sales of portfolio securities. However, repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance.

Neither the SEC nor any state securities regulator has approved or disapproved of these securities or determined if the Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This sales material must be accompanied or preceded by the Prospectus and must be read in conjunction with the Prospectus in order to fully understand all the implications and risks of an investment in the Fund. This sales material is neither an offer to sell nor a solicitation of an offer to buy securities. Investments mentioned herein may not be suitable for prospective investors. An offering is made only by the Prospectus, which must be made available to you prior to making a purchase of shares and is available at www.apollo.com/adcf. Prior to making an investment, investors should read the Prospectus, including the “Risk Factors” section therein, which contain the risks and uncertainties that we believe are material to the Fund’s business, operating results, and financial condition.

GWMS,20260622-5628444-17833698

7

9 West 57th Street New York, NY 10019	212.515.3200 www.apollo.com/adcf

FORWARD-LOOKING STATEMENT DISCLOSURE

Certain information contained in this document constitutes “forward-looking statements,” which can be identified by the use of forward-looking terminology such as “may,” “will,” “expect,” “intend,” “anticipate,” “estimate,” “believe,” “continue” or other similar words, or the negatives thereof. These may include financial projections and estimates and their underlying assumptions, statements about plans, objectives and expectations with respect to future operations, and statements regarding future performance. Such forward-looking statements are inherently uncertain and there are or may be important factors that could cause actual outcomes or results to differ materially from those indicated in such statements. Apollo believes these factors include, but are not limited to, those described under the section entitled “Summary of Risk Factors”, which are further described in the Fund’s prospectus, and any such updated factors included in the Fund’s periodic filings with the SEC, which are accessible on the SEC’s website at www.sec.gov. These factors should not be construed as exhaustive and should be read in conjunction with the other cautionary statements that are included in the Fund’s prospectus and other filings. Except as otherwise required by federal securities laws, we undertake no obligation to publicly update or revise any forward-looking statements, whether as a result of new information, future developments or otherwise.

ADDITIONAL IMPORTANT DISCLOSURE

Past performance is not indicative nor a guarantee of future returns.

This material is confidential and may not be distributed, transmitted or otherwise communicated to others, in whole or in part, without the express written consent of Apollo Global Management, Inc. (together with its subsidiaries, “Apollo”) and is intended solely for the use of the persons to whom it has been delivered. This material does not constitute an offer to sell, or the solicitation of an offer to buy, any security, product or service. Apollo and its affiliates do not provide tax, legal or accounting advice. This material is not intended to provide, and should not be relied on for, tax, legal or accounting advice. You should consult your own tax, legal and accounting advisors before engaging in any transaction. This material represents views as of the date of this material and is subject to change without notice of any kind. This material and the transactions, investments, products, services, securities or other financial instruments referred to in this material are not directed to, or intended for distribution to or use by, any person or entity who is a citizen or resident of or located in any locality, state, country or other jurisdiction where such distribution, publication, availability or use would be contrary to any laws or regulations. Recipients may only use this material to the extent permitted by the applicable laws and regulations and should be aware of and observe all such applicable laws and regulations.

Alternative investments often are speculative, typically have higher fees than traditional investments, often include a high degree of risk and are suitable only for eligible, long-term investors who are willing to forgo liquidity and put capital at risk for an indefinite period of time. They may be highly illiquid and can engage in leverage and other speculative practices that may increase volatility and risk of loss.

Opinions expressed herein reflect the current opinions of Apollo as of the date appearing in the materials only and are based on Apollo’s opinions of the current market environment, which is subject to change. Certain information contained in the materials discusses general market activity, industry or sector trends, or other broad-based economic, market or political conditions and should not be construed as research or investment advice. This material is not complete and the information contained herein may change at any time without notice.

Apollo has not made any representation or warranty, expressed or implied, with respect to fairness, correctness, accuracy, reasonableness, or completeness of any of the information contained herein (including but not limited to information obtained from third parties unrelated to Apollo). Apollo has no responsibility to update any of the information provided in this material.

Not a deposit	May lose value	No bank guarantee
Not insured by the FDIC, NCUA or any other government agency

Apollo Global Securities, LLC (“AGS”), member of FINRA and SIPC, is a subsidiary of Apollo Global Management, Inc. AGS conducts Apollo’s capital markets business and certain of its product marketing and distribution. ALPS Distributors, Inc. (1290 Broadway, Suite 1000, Denver, CO 80203, member FINRA) is the distributor of Apollo Diversified Credit Fund. Apollo Global Management, Inc. and ALPS Distributors, Inc. are not affiliated.

© 2026 Apollo Global Management, Inc. All rights reserved.

GCC001018 | Exp. 6.30.27	MPRO 8086 | ADCF-IU403086-0626A

GWMS,20260622-5628444-17833698

8

APOLLO DIVERSIFIED CREDIT FUND

NOTICE OF QUARTERLY REPURCHASE OFFER

**IF YOU DO NOT WISH TO SELL YOUR SHARES AT THIS TIME, PLEASE DISREGARD THIS NOTICE**

June 25, 2026

Dear Apollo Diversified Credit Fund Shareholder,

Thank you for your investment. The purpose of this notice is to inform you of the quarterly repurchase offer by Apollo Diversified Credit Fund (the “Fund”). Quarterly repurchase offers provide a degree of liquidity to shareholders of the Fund. You will receive a notice similar to this once per quarter. The Fund will offer to repurchase shares only during each regularly scheduled quarterly repurchase offer period.

The repurchase offer period will begin on June 25, 2026 and end on August 4, 2026 (the “Repurchase Request Deadline”). If you own shares through a financial intermediary, financial adviser or broker/dealer (“Financial Intermediary”), please contact your Financial Intermediary.

Please also note that Class C shareholders who tender for repurchase of such shareholder’s Class C shares such that they will have been held less than 365 days after purchase, as of the time of repurchase, will be subject to a contingent deferred sales charge of 1.00% of the original purchase price which is payable to the Fund’s distributor out of the repurchase proceeds.

If you wish to tender shares, your Financial Intermediary will provide you with specific instructions. If you are unable to contact your Financial Intermediary or own shares directly and wish to tender shares, you can alternatively complete the Repurchase Request Form.

IMPORTANT

All repurchase requests must be received in good order prior to the Repurchase Request Deadline. The Repurchase Request Deadline will be strictly observed. If you fail to submit your repurchase request in proper form prior to the Repurchase Request Deadline, the Fund will not repurchase your shares or a portion thereof until a subsequent quarterly repurchase offer, at which time you must submit a new repurchase request for that offer. Shares would be subject to NAV fluctuation during that time.

If you have any questions, please refer to the attached Repurchase Offer or contact your Financial Intermediary. You may also contact us directly at 1-888-926-2688.

Sincerely,

Apollo Diversified Credit Fund

CF-IU110702DIRECT (1225)

APOLLO DIVERSIFIED CREDIT FUND REPURCHASE OFFER

1 THE OFFER	Apollo Diversified Credit Fund (the “Fund”) is offering to repurchase, for cash, up to 5% of the Fund’s issued and outstanding shares (Class A, Class C, Class F, Class I, Class L and Class M shares) (“Repurchase Offer Amount”) as of the Repurchase Request Deadline (as defined below) at a price equal to the net asset value (“NAV”) of the applicable class of shares as of the close of regular business trading on the New York Stock Exchange (“NYSE”) on the Repurchase Pricing Date (as defined below). The purpose of this offer is to provide a level of liquidity to shareholders, as no secondary market exists for these shares. This offer is not conditioned on the tender of any minimum number of shares. This offer is made subject to the terms and conditions made in this Repurchase Offer and the Fund’s current effective prospectus and statement of additional information.
2 NET ASSET VALUE

The Fund’s NAV on June 18, 2026 of the Class A shares (CRDTX) was $22.25 per share, of the Class C shares (CGCCX) was $22.25 per share, of the Class F shares (CRDFX) was $22.25 per share, of the Class I shares (CRDIX) was $22.25 per share, of the Class L shares (CRDLX) was $22.24 per share and of the Class M shares (CRDMX) was $22.21 per share. The NAV at which the Fund will repurchase shares will not be calculated until the Repurchase Pricing Date (defined below).

The Fund’s NAV fluctuates. Therefore, the NAV on the Repurchase Pricing Date may be higher or lower than the NAV stated above or the date on which you submit your repurchase request.

The current NAV may be obtained by calling 1-888-926-2688 and asking for the most current NAV per share or by visiting www.apollo.com/adcf. The shares of the Fund are not traded on any organized market or securities exchange.

3 REPURCHASE REQUEST DEADLINE	All repurchase requests must be received in good order prior to 4:00 p.m., Eastern Time, on August 4, 2026.
4 REPURCHASE PRICING DATE	The NAV used to calculate the repurchase price will be determined as of the close of regular business trading on the NYSE on August 4, 2026 (the “Repurchase Pricing Date”). There is a risk that the NAV per share fluctuates between the date on which you submit your repurchase request and the Repurchase Pricing Date, and that the NAV on the Repurchase Pricing Date may be higher or lower than the NAV on the date you submit your repurchase request.
5 PAYMENT FOR SHARES REPURCHASED	The Fund will pay repurchase proceeds within seven (7) calendar days from the Repurchase Pricing Date. The Fund will not charge a repurchase fee. However, as stated above, a contingent deferred sales charge may apply to Class C shares tendered for repurchase.
6 INCREASE IN NUMBER OF SHARES REPURCHASED

If shareholders tender for repurchase more than the Repurchase Offer Amount, the Fund may, but is not required to, repurchase an additional amount of shares not to exceed 2% of the outstanding shares of the Fund on the Repurchase Request Deadline. If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if shareholders tender shares in an amount exceeding the Repurchase Offer Amount plus 2% of the outstanding shares on the Repurchase Request Deadline, the Fund will repurchase the shares on a pro rata basis. However, the Fund may accept all shares tendered for repurchase by shareholders who own less than one hundred (100) shares and who tender all of their shares, before prorating other amounts tendered. There is no assurance that you will be able to sell as many of your shares as you desire to sell in the repurchase offer or in any subsequent repurchase offer. If a portion of your shares were not repurchased due to proration, you will have to wait until the next quarterly repurchase offer to submit a new repurchase request if you still wish to tender your shares for repurchase.

With respect to any required minimum distributions from an IRA or other qualified retirement plan, it is the obligation of the shareholder to determine the amount of any such required minimum distribution and to otherwise satisfy the required minimum. In the event that shareholders tender for repurchase more than the Repurchase Offer Amount, and the Fund repurchases shares on a pro rata basis, it may result in the shareholder not receiving the full amount of a required minimum distribution.

7 WITHDRAWAL OR MODIFICATION	Requests to repurchase shares may be withdrawn or modified at any time prior to 4:00 p.m., Eastern Time, on August 4, 2026.
8 SUSPENSION OR POSTPONEMENT OF REPURCHASE OFFER

The Fund may suspend or postpone this Repurchase Offer only by a vote of a majority of the members of the Board of Trustees, including a majority of the independent Trustees, and only in the following limited circumstances:

●   If the repurchase of shares would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code;

●   For any period during which the NYSE or any other market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which such trading is restricted;

●   For any period during which an emergency exists as a result of which it is not reasonably practicable for the Fund to dispose of securities it owns or to determine the Fund’s NAV of each of the Fund’s Class A, Class C, Class F, Class I, Class L and Class M shares; and

●   For any other periods that the U.S. Securities and Exchange Commission may permit by order for the protection of shareholders.

CF-IU110702DIRECT (1225)

APOLLO DIVERSIFIED CREDIT FUND REPURCHASE OFFER

9 TAX CONSEQUENCES	You should review the tax information in the Fund’s prospectus and statement of additional information and consult with your tax adviser regarding any specific consequences, including potential state and local tax consequences, of participating in the repurchase. Generally, any tender of shares to the Fund would be treated as a taxable event and any gain or loss would be treated as a capital gain or loss, either short or long term, depending on the length of time the shares have been held.
10 CONTINGENT DEFERRED SALES CHARGES ON CLASS C SHARES	Class A, Class F, Class I, Class L and Class M shareholders are not subject to a contingent deferred sales charge. Class C shareholders who tender for repurchase of such shareholder’s Class C shares such that they will have been held less than 365 days after purchase, as of the time of repurchase, will be subject to a contingent deferred sales charge of 1.00% of the original purchase price which is payable to the Fund’s distributor out of the repurchase proceeds. The Fund or its designee may waive the imposition of the contingent deferred sales charge in the following shareholder situations: (1) shareholder death or (2) shareholder disability. Any such waiver does not imply that the contingent deferred sales charge will be waived at any time in the future or that such contingent deferred sales charge will be waived for any other shareholder.
11 NO REPURCHASE FEE	The Fund does not charge a transaction fee to repurchase Fund shares. However, as stated above, a contingent deferred sales charge may apply to Class C shares tendered for repurchase. If your shares are held at a Financial Intermediary, your intermediary may charge transaction or other fees in connection with your repurchase request.
12 REPURCHASE REQUESTS IN PROPER FORM

All questions as to validity, form, eligibility (including time and receipt) and acceptance of tenders of shares will be determined by the Fund in its sole discretion. The determination by the Fund shall be final and binding. The Fund reserves the absolute right to reject any or all tenders of shares (even if such tenders are determined to be in good and proper form) and to refuse to accept for payment, purchase, or to pay for any shares if, in the opinion of Fund’s counsel, accepting, purchasing or paying for such shares would be unlawful. The Fund also reserves the absolute right to waive any of the conditions of this offer or any defect in any tender of shares, whether generally or with respect to any particular shares or shareholders. The Fund’s interpretations of the terms and conditions of this offer shall be final and binding. Unless waived, any defects or irregularities in connection with tenders of shares must be corrected within such times as the Fund shall, in its absolute discretion, decide. Tenders of shares will not be deemed to have been made until any defects or irregularities have been corrected or waived.

None of the Fund, Apollo Capital Credit Adviser, LLC (the “Adviser”), Apollo Credit Management, LLC (the “Sub-Adviser”), SS&C GIDS, Inc. (the “Transfer Agent”), ALPS Distributors, Inc. (the “Distributor”), nor any other person or entity is or will be obligated to give notice of any defects or irregularities in tenders, nor shall any of them incur any liability for failure to give any such notice.

None of the Fund, the Adviser, the Sub-Adviser, nor the Distributor, is or will be obligated to ensure that your Financial Intermediary, or any other third party through which your shares may be held or registered, submits to you this Repurchase Offer or submits your tender of shares to the Fund on your behalf.

Neither the Fund nor its Board of Trustees makes any recommendation to any shareholder as to whether to tender or refrain from tendering shares. Each shareholder must make an independent decision as to whether or not to tender shares and, if so, how many shares to tender.

No person has been authorized to make any recommendation on behalf of the Fund as to whether shareholders should tender shares pursuant to this offer. No person has been authorized to give any information or to make any representations in connection with this offer other than those contained herein or contained in the Fund’s current effective prospectus or statement of additional information. If given or made, such recommendation and such information and representation may not be relied upon as having been authorized by the Fund.

For additional information about this Repurchase Offer, contact your Financial Intermediary. If this repurchase request is due to shareholder death, please call the Fund at 1-888-926-2688 or contact your Financial Intermediary regarding additional required documentation (such as a death certificate).

CF-IU110702DIRECT (1225)

REPURCHASE REQUEST FORM MUST BE RECEIVED BY 4:00 P.M., EASTERN TIME, TUESDAY, AUGUST 4, 2026

REGULAR MAIL: Apollo Diversified Credit Fund c/o SS&C GIDS, Inc. P.O. Box 219133 Kansas City, MO 64121-9133	OVERNIGHT MAIL: Apollo Diversified Credit Fund c/o SS&C GIDS, Inc. 801 Pennsylvania Ave Suite #219133 Kansas City, MO 64105-1307

Please accept this tender of shares as designated below for repurchase at a price equal to their net asset value on the Repurchase Pricing Date.

I understand that this quarterly repurchase offer is limited to 5% of the outstanding shares of the Fund, and that if shareholders request to repurchase more than the Repurchase Offer Amount, the Fund may repurchase shares on a pro rata basis which may result in the Fund not repurchasing the full amount of the shares that I am requesting.

For Class C Shareholders Only: I understand that tendering Class C shares such that they will have been held less than 365 days after purchase, as of the time of repurchase, will be subject to a contingent deferred sales charge of 1.00% of the original purchase price which is payable to the Fund’s distributor out of the repurchase proceeds.

NAME(S) OF REGISTERED SHAREHOLDERS

ACCOUNT NUMBER	INVESTOR ADDRESS	DAYTIME TELEPHONE NUMBER

SHARES TENDERED (Check one share class, reason for repurchase, and the number of shares or dollar amount as appropriate)

Class of Shares to be Tendered:

[ ] Class A Shares (CRDTX)	[ ] Class C Shares (CGCCX)	[ ] Class F Shares (CRDFX)
[ ] Class I Shares (CRDIX)	[ ] Class L Shares (CRDLX)	[ ] Class M Shares (CRDMX)

(if tendering more than one share class, please submit a separate form for each share class)

Reason for Repurchase:

[ ] Standard Repurchase	[ ] Repurchase Due to Death*

Tender Amount: [ ] Full Tender: [ ] Partial Tender: [ ] Dollar Amount:	Please tender all shares in my account. Please tender _______________ shares from my account. Please tender enough shares to net $________________.	For Internal Use Only

*	If this repurchase request is due to shareholder death, please call the Fund at 1-888-926-2688 or contact your Financial Intermediary. Requests due to death are intended for natural persons and will require additional supporting documents.

CF-IU110702DIRECT (1225)

REPURCHASE REQUEST FORM MUST BE RECEIVED BY 4:00 P.M., EASTERN TIME, TUESDAY, AUGUST 4, 2026

PLEASE NOTE:

1.	A REPURCHASE REQUEST THAT DOES NOT SPECIFY A FULL REPURCHASE, NUMBER OF SHARES, OR A DOLLAR AMOUNT WILL BE REJECTED.
2.	THIS FORM MUST BE RECEIVED BY THE TRANSFER AGENT NO LATER THAN 4:00 P.M. EASTERN TIME ON THE REPURCHASE REQUEST DEADLINE. REPURCHASE REQUESTS RECEIVED BY THE TRANSFER AGENT CANNOT BE REVOKED AFTER THE REPURCHASE REQUEST DEADLINE.
3.	ANY REQUEST RECEIVED OUTSIDE OF AN ACTIVE REPURCHASE PERIOD OR REQUESTS FOR FUTURE REPURCHASE PERIODS WILL BE REJECTED.
4.	ALTERATIONS TO THIS FORM ARE PROHIBITED AND THE REQUEST WILL BE REJECTED.
5.	TO PREVENT BACKUP WITHHOLDING PLEASE ENSURE THAT A COMPLETED AND SIGNED APPLICATION FORM OR A FORM W-9 (OR FORM W-8 FOR NON-U.S. SHAREHOLDERS) HAS BEEN SUBMITTED PREVIOUSLY.
6.	CUSTODIAN APPROVAL IS REQUIRED FOR ACCOUNTS HELD THROUGH A CUSTODIAN. REPURCHASE REQUESTS FOR SUCH ACCOUNTS THAT DO NOT INCLUDE BOTH THE INVESTOR SIGNATURE(S) AND CUSTODIAN APPROVAL BY THE REPURCHASE REQUEST DEADLINE WILL NOT BE DEEMED IN GOOD ORDER.

Payment and Delivery Instructions:

Unless alternative instructions are given below, the check will be issued to the name(s) of the registered shareholder(s) and mailed to the address of record.

Alternative mailing instructions:

Signature and certification:

Your signature(s) below must correspond exactly with the Authorized Person(s) elected on the account.

I acknowledge that:

●	Provision of this form should not be construed to cause the Fund, or its affiliates, to become an investment advice fiduciary under ERISA or the Internal Revenue Code.
●	I certify that I am authorized to make these elections and that all information provided is true and accurate.
●	No tax or legal advice has been given to me by the Transfer Agent, the Custodian, the Fund, or any agent of either of them, and that all decisions regarding the elections made on this form are my own.
●	The Custodian is authorized to distribute funds from my account in the manner requested. The Fund may conclusively rely on this certification and authorization without further investigation or inquiry.
●	I assume responsibility for any adverse consequences that may arise from the election(s) and agree that the Fund and their agents shall in no way be responsible, and shall be indemnified and held harmless, for any tax, legal or other consequences of the election(s) made on this form.
●	The payment is to be sent to the registered owner(s) of the shares shown in the registration of the account.

Signature:	Date

Print name:	Telephone Number:

Signature (if joint account both must sign):	Date

Print name:	Telephone Number:

CUSTODIAN APPROVAL (FOR ACCOUNTS HELD THROUGH A CUSTODIAN)

CF-IU110702DIRECT (1225)

Apollo Diversified Credit Fund Monthly Fund Update – May 31, 2026

ABOUT THE FUND

Apollo Diversified Credit Fund (“ADCF,” the “Fund,” NASDAQ: CRDIX) is a continuously offered, diversified interval fund that seeks to provide current income and capital appreciation through a multi-asset credit strategy spanning both public and private markets. Leveraging Apollo’s global credit platform, the Fund dynamically allocates across direct lending, performing credit, and asset-backed finance. This flexible approach aims to deliver attractive income, enhanced risk-adjusted returns, and downside protection1 with low correlation to traditional credit markets. As an interval fund, ADCF offers periodic liquidity through quarterly share repurchases at net asset value.2

FUND SNAPSHOT

Structure	1940 Act Closed-End Interval Fund
Inception Date	April 3, 2017
Apollo Inception Date[3]	May 2, 2022
Pricing	Daily NAV
Subscription Frequency	Daily
Repurchase Frequency[1]	Quarterly (5% of Fund shares outstanding)
Distribution Frequency	Quarterly
Tax Reporting	1099-DIV

MARKET OVERVIEW12

Risk assets rallied in May, with the S&P 500 Index extending April’s sharp rebound to notch its strongest two-month advance since 2020, as hopes for a resolution to the US-Iran conflict and continued momentum in artificial intelligence (“AI”) infrastructure investment supported investor sentiment.

High yield credit posted a modest gain in a month driven almost entirely by rates rather than spreads, with the ICE BofA US High Yield Index returning 0.5% as the option-adjusted spread tightened 11 basis points (bps) to 272 bps. The Morningstar LSTA US Leveraged Loan Index returned 0.51%, extending its year-to-date gain to 1.28%, with the average bid little changed at approximately 95.32% as coupon income carried returns.

Within Direct Lending, despite the slower pace of new issuance, market conditions remain constructive for lenders. Base-case direct lending pricing has largely settled around SOFR + 500 basis points, with modest discounts, creating attractive relative value compared to the broadly syndicated loan market, where another wave of repricings is being driven by strong collateralized loan obligation (CLO) formation and technical demand. While both markets face the same shortage of new-money transactions, demand for leveraged loans has outpaced capital formation in direct lending, resulting in more aggressive spread compression in public markets. Against this backdrop, borrower fundamentals remain broadly healthy, outside of a handful of challenged issuers.

Default activity was dormant in May, with no payment defaults or distressed exchanges—the first such month since August 2018. The trailing high-yield default rate fell to 2.02% and the leveraged loan rate fell to 2.62%.

SUMMARY STATS

Managed Assets[4]	$2.3 billion
Leverage[5]	29.6%
Portfolio Companies	253
Average Duration (Years)[6]	1.8
Q1 2026 Annualized Distribution Rate (Class I Share)[7]	8.10%
Last Twelve Months' Distribution Rate (Class I Share)[7,8]	7.79%
Portfolio Weighted Average Yield[9]	8.9%
Floating Rate Exposure[10]	87.6%
Senior Secured	96.9%
North America/Europe/Other[11]	74%/23%/3%

CLASS I PERFORMANCE AS OF 5/31/263

Past performance is not indicative of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Investing involves risk, including loss of principal. Performance includes reinvestment of distributions and is net of all Fund expenses. Fund returns greater than one year are annualized. Fund returns would have been lower had expenses not been waived during the period. The Fund return does not reflect the deduction of any applicable Fund share class sales load, third-party brokerage commissions or third-party investment advisory fees paid by investors to a financial intermediary for such services. If the deduction of such fees was reflected, the performance would be lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investing in the Fund involves risks, including the risk that you may receive little or no return on your investment or that you may lose part or all of your investment. Note on Fund distributions: Shareholders should not assume that the source of a distribution from the Fund is net profit. Please refer to the Fund’s most recent Section 19(a) notice, available at www.apollo.com/adcf for an estimate of the composition of the Fund’s most recent distribution, which includes a de minimis return of capital. The most recent performance is available at www.apollo.com/adcf or by calling 888.926.2688. Current performance may be lower or higher than the performance quoted. The Fund offers multiple different classes of shares. An investment in any share class of the Fund represents an investment in the same assets of the Fund. However, the purchase restrictions, ongoing fees, expenses, distributions, and performance for each share class are different. For more information on the differences in share classes, refer to the applicable prospectus, which can be found at: www.apollo.com/adcf. The views expressed here are Apollo’s own, unless otherwise noted.

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PORTFOLIO COMMENTARY

Performance and Deal Highlights

ADCF generated a return of +0.4% during the month, bringing year-to-date performance to +1.6%. For context, a 50/50 blend of the Morningstar LSTA US Leveraged Loan Index and the ICE BofA US High Yield Index returned +0.5% during the month and +1.4% year-to-date.

Performance was led by the Fund’s Direct Lending pillar, which continued to be driven by the stable and resilient carry generated across the portfolio. Performing Credit and Asset-Backed Finance also contributed positively, adding approximately +6 bps and +4 bps, respectively, to overall Fund performance.

At the position level, the largest contributor was an investment in an online food delivery and quick commerce platform, which was supported by a strong recovery in valuation following favorable company-specific developments. The Fund opportunistically reduced its equity exposure into the rally while retaining senior secured debt and near-dated convertible securities, which we believe continue to offer attractive risk-adjusted return potential. The largest detractor was a U.S. cable and broadband operator, where a liability management transaction and subsequent tender offer created pressure on shorter-dated securities and resulted in a flattening of the issuer’s capital structure.

In the second quarter of 2026, funds managed by Apollo Global Management, Inc. (“Apollo”) supported TPG Inc.’s $3.5 billion acquisition of Sabre Industries (“Sabre”), a manufacturer of utility poles and transmission towers, with a non-fungible incremental term loan. Apollo provided a fully bought solution while preserving portability of the existing syndicated deal. The investment secured additional exposure in a high-conviction credit for Apollo funds. ADCF participated in the transaction alongside other Apollo-managed investment funds.

Outlook

The portfolio remains positioned in what we believe are durable, cash-generative assets, with an emphasis on senior secured, first-lien investments and generally conservative loan-to-value profiles. The combination of public and private credit exposures continues to be a key differentiator, providing both liquidity2 and flexibility while allowing the Fund to gain exposure to Apollo's privately originated investment opportunities.

Looking ahead, we believe the Fund is well positioned for the current market environment. Periods of uncertainty and spread widening have historically created attractive opportunities for experienced credit investors. As capital becomes more selective and financing conditions tighten, manager dispersion often increases, creating a wider gap between top-performing and average managers. We believe Apollo's scale, sourcing capabilities, and long-standing credit expertise position us well to identify and pursue these opportunities.

Our pipeline of prospective investments remains robust, and we continue to see opportunities to deploy capital into transactions offering attractive risk-adjusted returns and incremental spread relative to public market alternatives. We remain focused on maintaining a disciplined approach to credit selection, seeking to generate consistent income while preserving capital and delivering attractive risk-adjusted returns for investors over the long term.

PRIVATE & PUBLIC CREDIT COMPOSITION

PORTFOLIO BY INDUSTRY13, 14

STRATEGY BREAKDOWN3,11

Apollo Diversified Credit Fund is a continuously offered, diversified, closed-end management investment company that is operated as an interval fund. Limited liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no less than 5% of the Fund’s shares outstanding at net asset value. The Fund is only suitable for investors who can bear the risks associated with the limited liquidity of the Fund and should be viewed as a long-term investment. There is no guarantee that an investor will be able to sell all the shares that the investor desires to sell in the repurchase offer. There is no secondary market for the Fund’s shares and none is expected to develop. Please see the Fund’s current prospectus for further information on the Fund’s objective, strategy and risk factors.

Past performance is not indicative of future results. Holdings and allocations are subject to change without notice. Diversification does not eliminate the risk of experiencing investment losses. Source: Apollo Analysts. The views expressed here are Apollo’s own, unless otherwise noted. Holdings and allocations, unless disclosed otherwise, are based on Managed Assets. The Fund is actively managed and its characteristics will vary. Active portfolio management could result in underperformance.

For discussion purposes only. The expected allocations are subject to a variety of factors, including Apollo’s analysis of investment opportunities, and is subject to change at any time without notice. There is no guarantee these expected allocations will occur.

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DIRECT LENDING

●	The corporate direct lending strategy targets large scale private corporate origination and sponsor backed issuers utilizing Apollo’s affiliated sourcing channel, primarily focused on first lien, senior secured and unitranche loans. This may include opportunities within credit secondaries and middle market direct lending.

●	As of May 31, 2026, 67% of the Fund’s portfolio was allocated to Direct Lending across 149 issuers with a weighted average EBITDA of approximately $275 million[15] and weighted average net LTV of approximately 44%,[16] reflecting our focus on large corporate issuers and top-of-capital structure allocations.

●	As of May 31, 2026, the weighted average yield of the Direct Lending strategy was 10.6%.

DIRECT LENDING BREAKDOWN

Weighted Average EBITDA: $275,249,72415

The Fund’s long-term allocation target for Direct Lending is 40-60%.

ASSET- BACKED FINANCE

●	The Fund’s Asset-Backed Finance strategy focuses on agile deployment of capital into origination and affiliated sourcing channels across a broad mandate of asset-backed investments, with a focus on investments collateralized by tangible assets.

●	As of May 31, 2026, 5% of the Fund’s portfolio was allocated to the Asset-Backed Finance strategy. We believe these assets may present an attractive risk-return profile through less correlated and, in our opinion, resilient collateral pools.

●	As of May 31, 2026, the weighted average yield of the Asset-Backed Finance Pillar was 8.1%.

ASSET- BACKED FINANCE BREAKDOWN

PERFORMING CREDIT

●	The Fund’s Performing Credit strategy focuses on liquid, performing senior secured corporate credit, with flexibility to deploy contingent capital opportunistically during periods of market dislocation.

●	The Fund’s exposure within this strategy is predominately focused on senior secured positions across industries with business models that have historically demonstrated strong cash flow across various economic environments. The Fund’s portfolio allocation is currently tilted towards floating rate assets over fixed rate assets, consistent with our views of a higher for longer interest rate environment.

●	As of May 31, 2026, 28% of the Fund’s portfolio was allocated to the Performing Credit strategy, which represents the second highest allocation in the Fund, across 93 issuers with a weighted average yield of 9.0%.

PERFORMING CREDIT BREAKDOWN

The Fund’s long-term allocation target for Performing Credit is 20-40%.

Past performance is not indicative of future results. Holdings and allocations are subject to change without notice. Diversification does not eliminate the risk of experiencing investment losses. Source: Apollo Analysts. The views expressed here are Apollo’s own, unless otherwise noted. Holdings and allocations, unless disclosed otherwise, are based on Managed Assets. The Fund is actively managed and its characteristics will vary. Active portfolio management could result in underperformance. For discussion purposes only. The expected allocations are subject to a variety of factors, including Apollo’s analysis of investment opportunities, and is subject to change at any time without notice. There is no guarantee these expected allocations will occur.

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ATTRIBUTION BY STRATEGY3, 17

	MTD (bps)	Last 3 Months (bps)	YTD (bps)	7/1/22 - Current (bps)	Apollo Inception to Date (bps)
Direct Lending	52	109	213	688	651
Asset-Backed Finance	4	14	24	49	44
Performing Credit	6	63	113	646	400
Currency Hedge	24	31	21	-33	-27
Residual	-33	-121	-132	-123	-125
Fees & Expenses	-17	-49	-78	-178	-176
Total (Net)	36	47	161	1,049	767

TOP 10 HOLDINGS AS PERCENTAGE OF PORTFOLIO10, 13

#	Issuer	Industry	% Allocation	Description
1	Kronos I UK Ltd	Semiconductors & Semiconductor Equipment	1.6%	Kronos provided a non-recourse margin loan to SoftBank Group pledged against 73% stake in ARM Holdings. SoftBank is an investment holding company which invests in Japanese and overseas tech companies and telecom businesses in Japan and the US.
2	BCPE Maverick Parent, LP	Financial Services	1.4%	BCPE Maverick Parent, LP is a sponsor vehicle where the facility is structured as an equity-commitment-backed capital call facility supporting Bain Capital’s investment in a pharmaceutical packaging business.
3	Russell Investments US Institutional Holdco Inc	Capital Markets	1.2%	Russell Investments is a global investment management and risk advisory platform providing Outsourced CIO (OCIO), multi-asset investment solutions, and portfolio implementation services to institutional and retail clients. The firm is one of the largest independent OCIOs globally, managing approximately $260 billion of assets under management, with a diversified, fee-based revenue model supported by long-duration client relationships, recurring AUM-based fees, and differentiated implementation and risk management capabilities.
4	Opseo Holding B.V.	Health Care Providers & Services	1.1%	Opseo is an integrated intensive care provider in Germany that provides medically complex intensive care for both adults and child. Opseo provides services in a care group model (i.e. 3 patients for every 1 nurse) and also in 1-on-1 care settings in the private home of patients. The group has >170 care facilities and >1.6k intensive care patients in Germany.
5	Trident TPI Holdings, Inc.	Containers & Packaging	1.1%	Tekni-Plex is a manufacturer of specialty packaging solutions across Healthcare and Consumer products. Products include egg cartons, protein trays, yogurt packaging, closure linings, pharma and med device packaging.
6	Level 3 Financing, Inc.	Diversified Telecommunication Services	1.1%	Level 3 Financing, Inc. operates as a subsidiary of Lumen Technologies, providing global fiber-based communication and data services to enterprises and carriers. The company leverages a robust network footprint and recurring enterprise contracts.
7	BDO USA, P.A.	Professional Services	1.1%	BDO is a global provider of audit, tax, and advisory services through an international network of member firms. The company supports clients across diverse industries with recurring professional-services revenue, leveraging its broad capabilities, brand reputation, and long-standing market presence.
8	Edition Holdings, Inc.	Software	1.1%	Edition Holdings is a leading SaaS and data analytics company for the global energy industry. It provides market intelligence, AI-driven forecasting, and workflow automation for businesses across the oil and gas, power, and renewable energy sectors.
9	Diot Siaci Symphony Bidco Sarl (aka DIOT – SIACI BidCo SAS)	Insurance	1.1%	Diot Siaci is a leading independent European B2B insurance broker with a global presence in specialty and reinsurance markets. It covers a range of B2B risks with leading positions in core markets of Property & Casualty, Health & Protection, Pension & Savings and expertise in distinctive niche activities (marine, credit, International Private Medical Insurance or insurance for regulated professions).
10	CSC Holdings, LLC	Diversified Telecommunication Services	1.0%	CSC Holdings is the primary operating subsidiary of Altice USA, one of the largest cable operators in the U.S. The company provides broadband, video, voice, and mobile services under the Optimum brand, supported by strong recurring revenues and infrastructure scale.

Past performance is not indicative of future results. Holdings and allocations are based on Managed Assets and are subject to change without notice and may not be representative of current or future allocations. Diversification does not eliminate the risk of experiencing investment losses. Source: Apollo Analysts. For discussion purposes only. Attribution for periods greater than one year are annualized. The Fund pursues its investment objective through a “multi-asset” approach centered around three key strategy pillars, as described above: (1) direct lending, (2) asset-backed finance, and (3) performing credit. “Attribution by Strategy” is intended to show characters of the portfolio and provide an estimate as to which strategy pillars within the Fund contributed (positively or negatively) to the Fund’s overall performance during the period represented. Such attribution analysis should not be relied upon for investment decisions. Strategy and asset classification prior to Apollo Inception (May 2, 2022) was generated by the previous management team of the Fund’s investment adviser and as such Apollo Inception to Date attribution is only summarized for Private Credit, Public Credit, Currency Hedge, Residual, and Net Fees & Expenses. Total (Net) performance reflects the Fund’s Class I share and includes reinvestment of distributions and is net of all Fund expenses during the relevant period. Net Fees & Expenses reflects the net expenses paid by the Fund’s Class I shares during the relevant period. The figures reflect the impact of fee waivers and expense limitation and reimbursement agreements in effect during the given period, some of which have since expired. The Fund’s current expense limitation and reimbursement agreement will remain in effect at least through April 30, 2027. Please see the Total Annual Fund Expenses table at the end of this presentation for additional information on the Fund’s fees and expenses, including the Fund’s current expense limitation and reimbursement agreement. Please see the Total Annual Fund Expenses and Shareholder Fees tables at the end of this presentation for additional information.

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MONTHLY FUND UPDATE ENDNOTES

1.	References to downside protection relate to the Fund’s investment strategy and do not constitute a guarantee against loss of capital, including the possible loss of principal. The Fund’s investments may have structural, covenant and other contractual features intended to provide downside protection; however, there can be no assurance that such features will achieve their intended effect. Please refer to the Fund’s current prospectus for further information on the Fund’s investment objective, strategy, and risk factors.

2.	Limited liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no less than 5% of the Fund’s shares outstanding at net asset value. There is no guarantee that an investor will be able to sell all the shares that the investor desires to sell in the repurchase offer. Due to these restrictions, an investor should consider an investment in the Fund to be of limited liquidity. Please see the Fund’s current prospectus for further information on the Fund’s objective, strategy and risk factors.

3.	Apollo Capital Credit Adviser, LLC, f/k/a Griffin Capital Credit Advisor, LLC (hereinafter “ACCA,” and together with ACCA’s affiliated registered investment advisers directly and indirectly owned by Apollo Global Management, Inc., “Apollo”) was acquired by Apollo Global Management, Inc., on May 2, 2022. Performance prior to May 2, 2022 was generated under the previous management team of the Fund’s former investment adviser, which was not affiliated with Apollo. The current management team of ACCA is responsible for performance on and after May 2, 2022.

4.	Managed Assets are equal to the total of the Fund’s assets, including assets attributable to financial leverage, minus accrued liabilities, other than debt representing financial leverage. Holdings and allocations, unless disclosed otherwise, are based on Managed Assets.

5.	Leverage is equal to consolidated Fund borrowings divided by total managed assets. The use of leverage by the Fund will magnify the Fund’s gains or losses. There is no guarantee that the Fund’s leverage strategy will be successful.

6.	Duration is a measure of how sensitive the price of a debt instrument (such as a bond) is to a change in interest rates and is measured in years.

7.	Past performance is not indicative of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Investing involves risk, including loss of principal. The Fund’s distribution policy is to make quarterly distributions to shareholders. Shareholders should not assume that the source of a distribution from the Fund is net profit. Please refer to the Fund’s most recent Section 19(a) notice for an estimate of the composition of the Fund’s most recent distribution, available at www.apollo.com/adcf, and the Fund’s semi-annual or annual reports filed with the U.S. Securities and Exchange Commission (the “SEC”) and available on the Fund’s website for additional information regarding the composition of distributions. Under GAAP, the composition of the Fund’s distribution on March 31, 2026 was estimated to include a de minimis amount of return of capital and should not be confused with yield or income. It is important to note that differences exist between the Fund’s accounting records prepared in accordance with GAAP and recordkeeping practices required under income tax regulations. Therefore, the characterization of Fund distributions for federal income tax purposes may be different from GAAP characterization estimates. The determination of what portion of each year’s distributions constitutes ordinary income, qualifying dividend income, short or long-term capital gains or return of capital is determined at year-end and reported to shareholders on Form 1099-DIV, which is mailed every year in late January. The Fund does not provide tax advice. The Fund’s distributions may be affected by numerous factors, including but not limited to changes in Fund expenses including the amount of expenses waived by the Fund’s Adviser, investment performance, realized and projected market returns, fluctuations in market interest rates, and other factors. There is no assurance that the Fund’s distribution rate will be sustainable in the future nor are distributions guaranteed.

8.	Last Twelve Months’ Distribution Rate (Class I Share) as of March 31, 2026.

9.	Represents the Fund’s weighted average yield to worst at current market value of the Fund’s underlying holdings, excluding cash. Yield to worst is an estimate of the lowest yield expected from a debt investment, absent a default.

10.	Based on the Fund’s total market value exposure to debt securities.

11.	Based on market value of the Fund’s underlying securities. Excludes cash and other net assets. Totals may not sum due to rounding.

12.	As of May 31, 2026. Sources: Bloomberg, ICE, Pitchbook.

13.	Industries are based on the Global Industry Classification Standard (GICS), where available.

14.	Excludes Asset-Backed Finance. Please refer to the characteristics included in the Asset-Backed Finance section for additional information.

15.	Represents weighted average EBITDA of the Fund’s directly originated debt investments based on latest information tracked on our portfolio companies and excludes certain portfolio companies for which these metrics are not meaningful (for instance, portfolio companies with negative EBTIDA).

16.	Weighted average net loan-to-value (LTV) is net debt through the respective loan tranche in which the Fund has invested divided by the estimated enterprise value of the portfolio company. Based on latest information tracked on the Fund’s underlying portfolio companies and excludes certain portfolio companies for which these metrics are not meaningful (for instance, portfolio companies with negative EBTIDA).

17.	“Residual” represents cash and other net assets including positions not categorized within the strategies described in the “Attribution by Strategy” table.

GLOSSARY

Annualized Return: Calculated by annualizing cumulative return (i.e., adjusting it for a period of one year). Annualized return includes capital appreciation and assumes a reinvestment of dividends and distributions.

Asset-Backed Securities (ABS): Financial securities backed by income-generating assets.

Attribution: An assessment of the performance of a portfolio or its investments.

Basis Point (bps): A unit of measure used to describe the percentage change. One basis point is equivalent to 0.01% (1/100th of a percent) or 0.0001 in decimal form.

Bond: A debt instrument, also considered a loan, that an investor makes to a corporation, government, federal agency or other organization (known as an issuer) in which the issuer typically agrees to pay the owner the amount of the face value of the bond on a future date, and to pay interest at a specified rate at regular intervals.

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GLOSSARY (continued)

Bond Rating: A method of evaluating the quality and safety of a bond. This rating is based on an examination of the issuer’s financial strength and the likelihood that it will be able to meet scheduled repayments. Ratings range from AAA (best) to D (worst). Bonds receiving a rating of BB or below are not considered investment grade because of the relative potential for issuer default.

Capital Stack: Refers to the hierarchy of debt and equity used to finance a borrower, ranked by priority of repayment. An investment’s position in the stack determines the level of protection and level of return an investor may expect. Positions higher in the capital stack generally offer lower risk and lower potential returns. Conversely, positions that are lower in the stack typically offer higher yields and greater risk. In credit investing, senior secured debt typically sits at the top of the capital stack, meaning it is generally backed by collateral and repaid first.

Collateralized Loan Obligation (CLO): A structured credit security backed by a pool of bank loans, structured so there are several classes of bondholders with varying maturities, called tranches. Debt and equity securities of CLOs are sold in tranches where each CLO tranche has a different priority on distributions, unique risk exposures, and yield expectations based on the tranche’s place in the capital structure. Distributions begin with the senior debt tranches (CLO debt) and flow down to the equity tranches (CLO equity).

Cumulative Return: The compound return of an investment. It includes capital appreciation and assumes a reinvestment of dividends and distributions.

Earnings Before Interest, Taxes, Depreciation, and Amortization (EBITDA): A statistic used to assess operating performance and profitability.

ICE BofA US High Yield Index: Measures the performance of US dollar-denominated, below-investment-grade corporate bonds issued in the US market.

Loan-to-Value (LTV) Ratio: An assessment of lending risk that financial institutions and other lenders examine before lending to a company.

Morningstar LSTA US Leveraged Loan Index: Tracks the performance of US dollar–denominated leveraged loans issued by below-investment-grade companies in the US market.

Morningstar LSTA US Software Loan Index: Measures the performance of the US dollar-denominated, broadly syndicated leveraged loans issued by software companies in the US market, including below-investment-grade, senior secured loans.

Mortgage-Backed Securities: Investment products that are backed by mortgages on commercial or residential properties.

Nasdaq Composite: An electronic stock market listing over 5,000 companies. The Nasdaq stock market comprises two separate markets, namely the Nasdaq National Market, which trades large, active securities and the Nasdaq Smallcap Market that trades emerging growth companies.

Net Asset Value (NAV): Represents a fund’s per-share price. NAV is calculated by dividing a fund’s total net assets by its number of shares outstanding.

S&P 500 Index: An index based on market cap of the 500 largest companies having stock listed on the New York Stock Exchange (NYSE) or NASDAQ.

TOTAL ANNUAL FUND EXPENSES

Share Class	Class I
Management Fee	1.50%
Operating Expenses	0.60%
Sub-Total	2.10%
Shareholder Servicing Expense (per annum, payable monthly)	—
Distribution Fee (per annum, payable monthly)	—
Interest Expense on Borrowed Funds[i]	1.51%
Acquired Fund Fees and Expenses	0.01%
Total Annual Expenses (as a percentage of net assets)	3.62%
Expense Waiverii	-0.10%
Total Annual Expenses After Fee Waiver (as a percentage of net assets)iii	3.52%

SHAREHOLDER FEESiv

Share Class	Class I
Maximum Sales Load	—
Contingent Deferred Sales Charge	—

FEES AND EXPENSES ENDNOTES

The summary of terms and fees and expenses provided herein is as of the date of the Fund’s most recent prospectus and is qualified in its entirety by the Fund’s prospectus. The Total Annual Fund Expenses table is intended to assist investors in understanding the costs and expenses that the Fund bears directly and that an investor in the Fund will bear indirectly through an investment in the Fund. The Shareholder Fees table is intended to assist investors in understanding the fees that an investor in the Fund may bear directly through an investment in the Fund.

Actual expenses may be greater or less than shown. Fees and expenses can vary materially. These expense figures should not be considered a representation of future expenses. Subject to change without notice.

i.	The Fund borrows funds to make investments. “Interest Expense on Borrowed Funds” is based on the actual borrowing expense incurred during the fiscal year ended December 31, 2025 as a percentage of the Fund’s total average net assets as of such date.

ii.	The Fund’s investment adviser (the “Adviser”) and the Fund have entered into an expense limitation and reimbursement agreement with respect to Class I shares (the “Expense Limitation Agreement”) pursuant to which the Adviser has contractually agreed to waive its fees and/or reimburse the Fund for expenses the Fund incurs, but only to the extent necessary to maintain the Fund’s total annual operating expenses after fee waivers and/or reimbursement (exclusive of any taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, such as litigation or reorganization costs, but inclusive of organizational costs and offering costs) to the extent that such expenses exceed, per annum, 2.00% of Class I average daily net assets. The Expense Limitation Agreement will remain in effect at least through April 30, 2027, unless and until the Fund’s Board of Trustee’s approve its modification or termination.

iii.	As of December 31, 2025. The denominator used to calculate the annual expense ratio is based on the Fund’s total average net assets as of such date.

iv.	This table does not reflect other fees, if any, paid by an investor to their financial intermediary. Please consult your financial intermediary for additional information

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SUMMARY OF RISK FACTORS

This material is neither an offer to sell nor a solicitation to purchase any security. Investors should carefully consider the investment objectives, risks, charges and expenses of Apollo Diversified Credit Fund (the “Fund” or “ADCF”). This and other important information about the Fund is contained in the prospectus, as amended from time to time (the “Prospectus”), which can be obtained by visiting www.apollo.com/adcf. Please read the Prospectus carefully before investing.

The Fund is a continuously offered, diversified closed-end management investment company that is operated as an interval fund. The Fund invests at least 80% of its total assets in debt securities. This investment involves a high degree of risk. An investor should invest in the Fund only if the investor can afford the complete loss of an investment. Prospective investors should carefully read the Fund’s prospectus for a description of the risks associated with an investment in the Fund in determining whether an investment in the Fund is suitable. These risks include, but are not limited to, the following:

●	Limited Liquidity. An investor should consider an investment in the Fund to be of limited liquidity and is suitable only for investors who can bear the risks associated with the limited liquidity of the Fund and should be viewed as a long-term investment. The Fund’s shares are not listed on any securities exchange, and no secondary public market for the sale of the Fund’s interests exists, nor is one likely or expected to develop. As described in the prospectus under “Quarterly Repurchases of Shares,” the Fund provides limited liquidity through quarterly offers to repurchase a limited amount of the Fund’s shares (at least 5% of the Fund’s outstanding shares); however, there is no guarantee that an investor will be able to sell all the shares that the investor desires to sell in the repurchase offer.

●	Below Investment Grade. The Fund invests in securities that are rated below investment grade by rating agencies or that would be rated below investment grade if they were rated. Below investment grade securities, which are often referred to as “junk,” have predominantly speculative characteristics with respect to the issuer’s capacity to pay interest and repay principal. They may also be illiquid and difficult to value. Lower grade instruments may be particularly susceptible to economic downturns, which could adversely affect the ability of the issuers of such instruments to repay principal and pay interest thereon, increase the incidence of default for such instruments and severely disrupt the market value of such instruments.

●	Use of Leverage. The Fund utilizes leverage which will magnify the potential for loss on amounts invested in the Fund.

●	Fees and Expenses. The Fund is subject to charges for management and other fees regardless of whether the Fund has a positive return. Please refer to the Fund’s prospectus for a complete description of expenses to be charged to the Fund.

●	Distributions. The Fund will ordinarily pay distributions, if any, once a quarter. There is no assurance that the Fund’s distribution rate will be sustainable in the future nor are distributions guaranteed. The Fund may pay distributions in significant part from sources that may not be available in the future and that may be unrelated to the Fund’s performance, such as return of capital and borrowings. Shareholders should note that a return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares. Please refer to the Fund’s most recent Section 19(a) notice, available at www.apollo.com/adcf, for an estimate of the composition of the Fund’s most recent distribution which includes a de minimis return of capital. The Fund’s semi-annual and annual reports filed with the U.S. Securities and Exchange Commission (“SEC”) are available on the Fund’s website and include additional information regarding the composition of distributions. The Fund’s distributions may be affected by numerous factors, including but not limited to changes in Fund expenses including the amount of expenses waived by the Adviser, investment performance, realized and projected market returns, fluctuations in market interest rates, and other factors.

●	Potential Loss of Investment. Investing in the Fund is speculative and involves a high degree of risk and no guarantee or representation is made that the Fund’s investment strategy will be successful under all market conditions, nor do we guarantee any level of return or risk. An investment in the Fund could require a long-term commitment, with limited liquidity and the risk of loss of capital. Investors must have the financial ability, sophistication, experience and willingness to evaluate the merits and bear the risks of such an investment. Such an investment is not suitable for all potential investors. Investors could lose part or all of an investment, and the Fund could incur losses in markets where major indices are rising and falling. Results could be volatile. Accordingly, investors should understand that past performance is not indicative nor a guarantee of future results. Investors in the Fund should understand that the net asset value of the Fund will fluctuate, which may result in a loss of the principal amount invested. The Fund’s investments may be negatively affected by the broad investment environment and capital markets in which the Fund invests. The value of the Fund’s investments will increase or decrease based on changes in the prices of the investments it holds. This will cause the value of the Fund’s shares to increase or decrease. The Fund is “diversified” under the Investment Company Act of 1940, as amended. Diversification does not eliminate the risk of experiencing investment losses. The Fund is not intended to be a complete investment program.

●	Highly Volatile Markets. The prices of financial instruments in which the Fund may invest can be highly volatile. The prices of instruments in which the Fund may invest are influenced by numerous factors, including interest rates, currency rates, default rates, governmental policies and political and economic events (both domestic and global). Moreover, political or economic crises, or other events may occur that can be highly disruptive to the markets in which the Fund may invest. In addition, governments from time to time intervene (directly and by regulation), which intervention may adversely affect the performance of the Fund and its investment activities. The Fund is also subject to the risk of a temporary or permanent failure of the exchanges and other markets on which its investments may trade. Sustained market turmoil and periods of heightened market volatility make it more difficult to produce positive trading results, and there can be no assurance that the Fund’s strategies will be successful in such markets.

●	Repurchase Offers. The Fund is an interval fund and, in order to provide liquidity to shareholders, the Fund, subject to applicable law, will conduct repurchase offers of the Fund’s outstanding shares at net asset value, subject to approval of the Board of Trustees of the Fund. The Fund has in the past received, and may in the future receive, repurchase requests that exceed the limits of a quarterly repurchase offer, and the Fund has in the past repurchased less than the full amount of shares requested, resulting in the repurchase of shares on a pro rata basis. The Fund believes that these repurchase offers are generally beneficial to the Fund’s shareholders, and repurchases generally will be funded from available cash, cash from the sale of Common Shares or sales of portfolio securities. However, repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance.

Neither the SEC nor any state securities regulator has approved or disapproved of these securities or determined if the Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This sales material must be accompanied or preceded by the Prospectus and must be read in conjunction with the Prospectus in order to fully understand all the implications and risks of an investment in the Fund. This sales material is neither an offer to sell nor a solicitation of an offer to buy securities. Investments mentioned herein may not be suitable for prospective investors. An offering is made only by the Prospectus, which must be made available to you prior to making a purchase of shares and is available at www.apollo.com/adcf. Prior to making an investment, investors should read the Prospectus, including the “Risk Factors” section therein, which contain the risks and uncertainties that we believe are material to the Fund’s business, operating results, and financial condition.

GWMS,20260622-5628444-17833698

9 West 57th Street New York, NY 10019	212.515.3200 www.apollo.com/adcf

FORWARD-LOOKING STATEMENT DISCLOSURE

Certain information contained in this document constitutes “forward-looking statements,” which can be identified by the use of forward-looking terminology such as “may,” “will,” “expect,” “intend,” “anticipate,” “estimate,” “believe,” “continue” or other similar words, or the negatives thereof. These may include financial projections and estimates and their underlying assumptions, statements about plans, objectives and expectations with respect to future operations, and statements regarding future performance. Such forward-looking statements are inherently uncertain and there are or may be important factors that could cause actual outcomes or results to differ materially from those indicated in such statements. Apollo believes these factors include, but are not limited to, those described under the section entitled “Summary of Risk Factors”, which are further described in the Fund’s prospectus, and any such updated factors included in the Fund’s periodic filings with the SEC, which are accessible on the SEC’s website at www.sec.gov. These factors should not be construed as exhaustive and should be read in conjunction with the other cautionary statements that are included in the Fund’s prospectus and other filings. Except as otherwise required by federal securities laws, we undertake no obligation to publicly update or revise any forward-looking statements, whether as a result of new information, future developments or otherwise.

ADDITIONAL IMPORTANT DISCLOSURE

Past performance is not indicative nor a guarantee of future returns.

This material is confidential and may not be distributed, transmitted or otherwise communicated to others, in whole or in part, without the express written consent of Apollo Global Management, Inc. (together with its subsidiaries, “Apollo”) and is intended solely for the use of the persons to whom it has been delivered. This material does not constitute an offer to sell, or the solicitation of an offer to buy, any security, product or service. Apollo and its affiliates do not provide tax, legal or accounting advice. This material is not intended to provide, and should not be relied on for, tax, legal or accounting advice. You should consult your own tax, legal and accounting advisors before engaging in any transaction. This material represents views as of the date of this material and is subject to change without notice of any kind. This material and the transactions, investments, products, services, securities or other financial instruments referred to in this material are not directed to, or intended for distribution to or use by, any person or entity who is a citizen or resident of or located in any locality, state, country or other jurisdiction where such distribution, publication, availability or use would be contrary to any laws or regulations. Recipients may only use this material to the extent permitted by the applicable laws and regulations and should be aware of and observe all such applicable laws and regulations.

Alternative investments often are speculative, typically have higher fees than traditional investments, often include a high degree of risk and are suitable only for eligible, long-term investors who are willing to forgo liquidity and put capital at risk for an indefinite period of time. They may be highly illiquid and can engage in leverage and other speculative practices that may increase volatility and risk of loss.

Opinions expressed herein reflect the current opinions of Apollo as of the date appearing in the materials only and are based on Apollo’s opinions of the current market environment, which is subject to change. Certain information contained in the materials discusses general market activity, industry or sector trends, or other broad-based economic, market or political conditions and should not be construed as research or investment advice. This material is not complete and the information contained herein may change at any time without notice.

Apollo has not made any representation or warranty, expressed or implied, with respect to fairness, correctness, accuracy, reasonableness, or completeness of any of the information contained herein (including but not limited to information obtained from third parties unrelated to Apollo). Apollo has no responsibility to update any of the information provided in this material.

Not a deposit	May lose value	No bank guarantee
Not insured by the FDIC, NCUA or any other government agency

Apollo Global Securities, LLC (“AGS”), member of FINRA and SIPC, is a subsidiary of Apollo Global Management, Inc. AGS conducts Apollo’s capital markets business and certain of its product marketing and distribution. ALPS Distributors, Inc. (1290 Broadway, Suite 1000, Denver, CO 80203, member FINRA) is the distributor of Apollo Diversified Credit Fund. Apollo Global Management, Inc. and ALPS Distributors, Inc. are not affiliated.

© 2026 Apollo Global Management, Inc. All rights reserved.

GCC001018 | Exp. 6.30.27	MPRO 8086 | ADCF-IU403086-0626A

GWMS,20260622-5628444-17833698

APOLLO DIVERSIFIED CREDIT FUND

NOTICE OF QUARTERLY REPURCHASE OFFER

**IF YOU DO NOT WISH TO SELL YOUR SHARES AT THIS TIME, PLEASE DISREGARD THIS NOTICE**

June 25, 2026

Dear Apollo Diversified Credit Fund Shareholder,

Thank you for your investment. The purpose of this notice is to inform you of the quarterly repurchase offer by Apollo Diversified Credit Fund (the “Fund”). Quarterly repurchase offers provide a degree of liquidity to shareholders of the Fund. You will receive a notice similar to this once per quarter. The Fund will offer to repurchase shares only during each regularly scheduled quarterly repurchase offer period.

The repurchase offer period will begin on June 25, 2026 and end on August 4, 2026 (the “Repurchase Request Deadline”). If you own shares through a financial intermediary, financial adviser or broker/dealer (“Financial Intermediary”), please contact your Financial Intermediary.

Please also note that Class C shareholders who tender for repurchase of such shareholder’s Class C shares such that they will have been held less than 365 days after purchase, as of the time of repurchase, will be subject to a contingent deferred sales charge of 1.00% of the original purchase price which is payable to the Fund’s distributor out of the repurchase proceeds.

If you wish to tender shares, your Financial Intermediary will provide you with specific instructions. If you are unable to contact your Financial Intermediary or own shares directly and wish to tender shares, you can alternatively complete the Repurchase Request Form.

IMPORTANT

All repurchase requests must be received in good order prior to the Repurchase Request Deadline. The Repurchase Request Deadline will be strictly observed. If you fail to submit your repurchase request in proper form prior to the Repurchase Request Deadline, the Fund will not repurchase your shares or a portion thereof until a subsequent quarterly repurchase offer, at which time you must submit a new repurchase request for that offer. Shares would be subject to NAV fluctuation during that time.

If you have any questions, please refer to the attached Repurchase Offer or contact your Financial Intermediary. You may also contact us directly at 1-888-926-2688.

Sincerely,

Apollo Diversified Credit Fund

CF-IU133800BENEFICIAL (1225)

APOLLO DIVERSIFIED CREDIT FUND REPURCHASE OFFER

1 THE OFFER	Apollo Diversified Credit Fund (the “Fund”) is offering to repurchase, for cash, up to 5% of the Fund’s issued and outstanding shares (Class A, Class C, Class F, Class I, Class L and Class M shares) (“Repurchase Offer Amount”) as of the Repurchase Request Deadline (as defined below) at a price equal to the net asset value (“NAV”) of the applicable class of shares as of the close of regular business trading on the New York Stock Exchange (“NYSE”) on the Repurchase Pricing Date (as defined below). The purpose of this offer is to provide a level of liquidity to shareholders, as no secondary market exists for these shares. This offer is not conditioned on the tender of any minimum number of shares. This offer is made subject to the terms and conditions made in this Repurchase Offer and the Fund’s current effective prospectus and statement of additional information.
2 NET ASSET VALUE

The Fund’s NAV on June 18, 2026 of the Class A shares (CRDTX) was $22.25 per share, of the Class C shares (CGCCX) was $22.25 per share, of the Class F shares (CRDFX) was $22.25 per share, of the Class I shares (CRDIX) was $22.25 per share, of the Class L shares (CRDLX) was $22.24 per share and of the Class M shares (CRDMX) was $22.21 per share. The NAV at which the Fund will repurchase shares will not be calculated until the Repurchase Pricing Date (defined below).

The Fund’s NAV fluctuates. Therefore, the NAV on the Repurchase Pricing Date may be higher or lower than the NAV stated above or the date on which you submit your repurchase request.

The current NAV may be obtained by calling 1-888-926-2688 and asking for the most current NAV per share or by visiting www.apollo.com/adcf. The shares of the Fund are not traded on any organized market or securities exchange.

3 REPURCHASE REQUEST DEADLINE	All repurchase requests must be received in good order prior to 4:00 p.m., Eastern Time, on August 4, 2026.
4 REPURCHASE PRICING DATE	The NAV used to calculate the repurchase price will be determined as of the close of regular business trading on the NYSE on August 4, 2026 (the “Repurchase Pricing Date”). There is a risk that the NAV per share fluctuates between the date on which you submit your repurchase request and the Repurchase Pricing Date, and that the NAV on the Repurchase Pricing Date may be higher or lower than the NAV on the date you submit your repurchase request.
5 PAYMENT FOR SHARES REPURCHASED	The Fund will pay repurchase proceeds within seven (7) calendar days from the Repurchase Pricing Date. The Fund will not charge a repurchase fee. However, as stated above, a contingent deferred sales charge may apply to Class C shares tendered for repurchase.
6 INCREASE IN NUMBER OF SHARES REPURCHASED

If shareholders tender for repurchase more than the Repurchase Offer Amount, the Fund may, but is not required to, repurchase an additional amount of shares not to exceed 2% of the outstanding shares of the Fund on the Repurchase Request Deadline. If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if shareholders tender shares in an amount exceeding the Repurchase Offer Amount plus 2% of the outstanding shares on the Repurchase Request Deadline, the Fund will repurchase the shares on a pro rata basis. However, the Fund may accept all shares tendered for repurchase by shareholders who own less than one hundred (100) shares and who tender all of their shares, before prorating other amounts tendered. There is no assurance that you will be able to sell as many of your shares as you desire to sell in the repurchase offer or in any subsequent repurchase offer. If a portion of your shares were not repurchased due to proration, you will have to wait until the next quarterly repurchase offer to submit a new repurchase request if you still wish to tender your shares for repurchase.

With respect to any required minimum distributions from an IRA or other qualified retirement plan, it is the obligation of the shareholder to determine the amount of any such required minimum distribution and to otherwise satisfy the required minimum. In the event that shareholders tender for repurchase more than the Repurchase Offer Amount, and the Fund repurchases shares on a pro rata basis, it may result in the shareholder not receiving the full amount of a required minimum distribution.

7 WITHDRAWAL OR MODIFICATION	Requests to repurchase shares may be withdrawn or modified at any time prior to 4:00 p.m., Eastern Time, on August 4, 2026.
8 SUSPENSION OR POSTPONEMENT OF REPURCHASE OFFER

The Fund may suspend or postpone this Repurchase Offer only by a vote of a majority of the members of the Board of Trustees, including a majority of the independent Trustees, and only in the following limited circumstances:

●   If the repurchase of shares would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code;

●   For any period during which the NYSE or any other market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which such trading is restricted;

●   For any period during which an emergency exists as a result of which it is not reasonably practicable for the Fund to dispose of securities it owns or to determine the Fund’s NAV of each of the Fund’s Class A, Class C, Class F, Class I, Class L and Class M shares; and

●   For any other periods that the U.S. Securities and Exchange Commission may permit by order for the protection of shareholders.

CF-IU133800BENEFICIAL (1225)

APOLLO DIVERSIFIED CREDIT FUND REPURCHASE OFFER

9 TAX CONSEQUENCES	You should review the tax information in the Fund’s prospectus and statement of additional information and consult with your tax adviser regarding any specific consequences, including potential state and local tax consequences, of participating in the repurchase. Generally, any tender of shares to the Fund would be treated as a taxable event and any gain or loss would be treated as a capital gain or loss, either short or long term, depending on the length of time the shares have been held.
10 CONTINGENT DEFERRED SALES CHARGES ON CLASS C SHARES	Class A, Class F, Class I, Class L and Class M shareholders are not subject to a contingent deferred sales charge. Class C shareholders who tender for repurchase of such shareholder’s Class C shares such that they will have been held less than 365 days after purchase, as of the time of repurchase, will be subject to a contingent deferred sales charge of 1.00% of the original purchase price which is payable to the Fund’s distributor out of the repurchase proceeds. The Fund or its designee may waive the imposition of the contingent deferred sales charge in the following shareholder situations: (1) shareholder death or (2) shareholder disability. Any such waiver does not imply that the contingent deferred sales charge will be waived at any time in the future or that such contingent deferred sales charge will be waived for any other shareholder.
11 NO REPURCHASE FEE	The Fund does not charge a transaction fee to repurchase Fund shares. However, as stated above, a contingent deferred sales charge may apply to Class C shares tendered for repurchase. If your shares are held at a Financial Intermediary, your intermediary may charge transaction or other fees in connection with your repurchase request.
12 REPURCHASE REQUESTS IN PROPER FORM

All questions as to validity, form, eligibility (including time and receipt) and acceptance of tenders of shares will be determined by the Fund in its sole discretion. The determination by the Fund shall be final and binding. The Fund reserves the absolute right to reject any or all tenders of shares (even if such tenders are determined to be in good and proper form) and to refuse to accept for payment, purchase, or to pay for any shares if, in the opinion of Fund’s counsel, accepting, purchasing or paying for such shares would be unlawful. The Fund also reserves the absolute right to waive any of the conditions of this offer or any defect in any tender of shares, whether generally or with respect to any particular shares or shareholders. The Fund’s interpretations of the terms and conditions of this offer shall be final and binding. Unless waived, any defects or irregularities in connection with tenders of shares must be corrected within such times as the Fund shall, in its absolute discretion, decide. Tenders of shares will not be deemed to have been made until any defects or irregularities have been corrected or waived.

None of the Fund, Apollo Capital Credit Adviser, LLC (the “Adviser”), Apollo Credit Management, LLC (the “Sub-Adviser”), SS&C GIDS, Inc. (the “Transfer Agent”), ALPS Distributors, Inc. (the “Distributor”), nor any other person or entity is or will be obligated to give notice of any defects or irregularities in tenders, nor shall any of them incur any liability for failure to give any such notice.

None of the Fund, the Adviser, the Sub-Adviser, nor the Distributor, is or will be obligated to ensure that your Financial Intermediary, or any other third party through which your shares may be held or registered, submits to you this Repurchase Offer or submits your tender of shares to the Fund on your behalf.

Neither the Fund nor its Board of Trustees makes any recommendation to any shareholder as to whether to tender or refrain from tendering shares. Each shareholder must make an independent decision as to whether or not to tender shares and, if so, how many shares to tender.

No person has been authorized to make any recommendation on behalf of the Fund as to whether shareholders should tender shares pursuant to this offer. No person has been authorized to give any information or to make any representations in connection with this offer other than those contained herein or contained in the Fund’s current effective prospectus or statement of additional information. If given or made, such recommendation and such information and representation may not be relied upon as having been authorized by the Fund.

For additional information about this Repurchase Offer, contact your Financial Intermediary.If this repurchase request is due to shareholder death, please call the Fund at 1-888-926-2688 or contact your Financial Intermediary regarding additional required documentation (such as a death certificate).

CF-IU133800BENEFICIAL (1225)